Derivatives and Hedging (Tables)	12 Months Ended
Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Fair Value Amounts of Derivative Instruments
The following table summarizes the fair value amounts of derivative instruments reported in the consolidated balance sheets as of December 31, 2019 and 2018:

	As of December 31, 2019		As of December 31, 2018
(in thousands)	Current Asset	Long-Term Asset	Current Asset	Long-Term Asset
Assets:
Derivative instruments designated as hedges
Interest rate contracts - fair value hedge (1)	$—	$2,474	$—	$—
Total derivative instruments designated as hedges	$—	$2,474	$—	$—

Undesignated derivative instruments
Embedded conversion option	$—	$—	$—	$349
Call options	101,179	189,792	100,081	295,014
Foreign exchange contracts	6,689	—	2,673	—
Total undesignated derivative instruments	$107,868	$189,792	$102,754	$295,363
Total Derivative Assets	$107,868	$192,266	$102,754	$295,363

	As of December 31, 2019		As of December 31, 2018
(in thousands)	Current Liability	Long-Term Liability	Current Liability	Long-Term Liability
Liabilities:
Derivative instruments designated as hedges
Interest rate contracts - cash flow hedge (1)	$—	$(6,027)	$—	$(17,574)
Interest rate contracts - fair value hedge (1)	—	—	(473)	(721)
Total derivative instruments designated as hedges	$—	$(6,027)	$(473)	$(18,295)

Undesignated derivative instruments
Cash convertible notes embedded conversion option	$(101,361)	$(190,902)	$(100,164)	$(299,098)
Foreign exchange contracts	(1,814)	—	(5,957)	—
Total undesignated derivative instruments	$(103,175)	$(190,902)	$(106,121)	$(299,098)
Total Derivative Liabilities	$(103,175)	$(196,929)	$(106,594)	$(317,393)
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(1) The fair value amounts for the interest rate contracts do not include accrued interest.

Summary of the Classification of Gains and Losses on Derivative Instruments and Balance Sheet Line Items in Which the Hedged Item is Included
The following tables summarize the gains and losses on derivative instruments for the years ended December 31, 2019, 2018 and 2017:

	Year ended
	December 31,
	2019	2018	2017
(in thousands)	Other income (expense), net	Other income (expense), net	Other income (expense), net
Total amounts presented in the Consolidated Statements of Income in which the effects of cash flow and fair value hedges are recorded	$432	$5,598	$(4)

Gains (Losses) on Derivatives in Cash Flow Hedges
Interest rate contracts
Amount of (loss) gain reclassified from accumulated other comprehensive income	$(3,888)	$(9,774)	$26,136
Amounts excluded from effectiveness testing	—	—	—

Gains (Losses) on Derivatives in Fair Value Hedges
Interest rate contracts
Hedged item	(3,668)	2,051	2,199
Derivatives designated as hedging instruments	3,668	(2,051)	(2,199)

Gains (Losses) Derivatives Not Designated as Hedging Instruments
Embedded conversion option	(349)	131	217
Call options	(104,125)	74,682	37,414
Cash convertible notes embedded cash conversion option	106,998	(76,500)	(36,741)
Foreign exchange contracts	1,835	(19,857)	11,813

Total gains (losses)	$471	$(31,318)	$38,839

The following tables summarizes the balance sheet line items in which the hedged item is included as of December 31, 2019 and 2018:

	Carrying Amount of the Hedged Assets (Liabilities)		Cumulative Amount of Fair Value Hedging Adjustment Included in the Carrying Amount of Hedged Assets (Liabilities)
(in thousands)	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018
Current portion of long-term debt	$—	$(72,483)	$—	$(473)
Long-term debt	$(129,290)	$(126,030)	$2,474	$(721)